Related Party Transactions - Related Party Balances Included in the Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties-current:	$ 2,125	$ 14,877
Equity investment	27,607	24,116	$ 173,298
Due to related parties-current :	107	4,979
Due to related parties redeemable notes	53,015	0
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Due from related parties-current:	559	7,355
Due to related parties-current :	0	2,193
Ultramax pool [Member]
Related Party Transaction [Line Items]
Due from related parties-current:	1,566	7,522
Due to related parties-current :	0	1,014
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Due to related parties-current :	107	281
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Due to related parties-current :	0	96
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Due to related parties-current :	0	373
Port Agent [Member]
Related Party Transaction [Line Items]
Due to related parties-current :	0	2
Scorpio Commercial & Scorpio Ship Management
Related Party Transaction [Line Items]
Due to related parties-current :	0	1,020
Marubeni Corporation [Member]
Related Party Transaction [Line Items]
Due to related parties redeemable notes	27,422	0
INCJ, Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties redeemable notes	23,857	0
Mitsui O.S.K, Lines Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties redeemable notes	$ 1,736	$ 0